Goodwill (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

	Industrial Gases– Americas	Industrial Gases– EMEA	Industrial Gases– Asia	Industrial Gases– Global	Total
Goodwill, net at 30 September 2014	$327.2	$433.3	$140.0	$21.4	$921.9
Acquisitions and adjustments	2.2	3.2	—	—	5.4
Currency translation and other	(31.8)	(50.0)	(6.9)	(1.5)	(90.2)
Goodwill, net at 30 September 2015	$297.6	$386.5	$133.1	$19.9	$837.1
Currency translation and other	11.5	(5.9)	2.1	.3	8.0
Goodwill, net at 30 September 2016	$309.1	$380.6	$135.2	$20.2	$845.1

30 September	2016	2015	2014
Goodwill, gross	$1,103.7	$1,080.8	$1,206.7
Accumulated impairment losses(A)	(258.6)	(243.7)	(284.8)
Goodwill, net	$845.1	$837.1	$921.9

(A)	Amount is attributable to the Industrial Gases – Americas segment and includes currency translation of $46.6, $61.5, and $20.4 as of 30 September 2016, 2015, and 2014, respectively.